S-K 1603(a) SPAC Sponsor	Nov. 06, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company. Our sponsor is an indirect subsidiary of Nukkleus, Inc. (“Nukkleus”), a publicly traded company listed on Nasdaq under the symbol “NUKK”. Nukkleus is focused on the defense industry sector. Nukkleus Defense Technologies, Inc. is the sole managing member of our sponsor, and holds voting and investment discretion with respect to the ordinary shares held of record by the sponsor.
SPAC Sponsor Name	Mr. Menachem Shalom
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination